Description of Business and Summary of Significant Accounting Policies - Two (Details) - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 04, 2021	Apr. 06, 2021	Apr. 05, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 25, 2021	Mar. 12, 2021
Class of Stock [Line Items]
Common stock, shares authorized					37,500,000		37,500,000		37,500,000	37,500,000
Common stock, par value					$ 0.01		$ 0.01		$ 0.01	$ 0.01
Issuance of common stock					$ 804,352	$ 23,132	$ 1,007,790	$ 3,995,723	$ 7,633,045	$ 834,993
Amount of authorized units											$ 5,000,000.00
Number of warrants per unit											1
Minimum target amount under offering											$ 100,000
Proceeds from issuance of common stock				$ 5,431,852,000			$ 1,007,790	$ 3,996,472	7,633,045	263,877
Offering costs	$ 61,582			$ 1,357,963,000						$ 1,003,111
Investor
Class of Stock [Line Items]
Offering costs									$ 621,225
Number of units issued									77,105
Proceeds from issuance									$ 308,420
Class A Common Stock
Class of Stock [Line Items]
Amount of authorized shares												$ 5,000,000.00
Common stock, shares authorized												1,633,986
Common stock, par value											$ 0.01
Initial minimum investment		$ 5,000										$ 25,000
Fair Value of Class A Shares of Common Stock		$ 3.84										$ 3.06
Issuance of common stock	$ 82,000	$ 700,000	$ 3,920,000
Issuance of common stock (in shares)	21,400	182,291	1,279,825
Number of shares per unit											1
Number of warrants per unit											1
Number of shares per warrant											1
Maximum amount of discretion of authorized shares											$ 5,000,000.00